Loans - TDR Accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
TDR
Accrual	$ 9,452	$ 7,630
Non-Accrual	6,547	2,292
Total	15,999	9,922
Office
TDR
Accrual	1,910	2,066
Non-Accrual	602
Total	2,512	2,066
Storage
TDR
Accrual	1,628	1,563
Total	1,628	1,563
Other
TDR
Accrual	3,635	2,278
Non-Accrual	521
Total	4,156	2,278
Office of Optometrists | SBA
TDR
Accrual	632
Non-Accrual	604	625
Total	1,236	625
Hotels, Motels, and Tourist Courts | SBA
TDR
Accrual	126
Non-Accrual	3,237
Total	3,363
Child Day Care Services | SBA
TDR
Accrual	1	1,533
Non-Accrual	221	249
Total	222	1,782
Other | SBA
TDR
Accrual	1,520	190
Non-Accrual	1,362	1,418
Total	$ 2,882	$ 1,608